Other assets - Seed Capital and Private Equity Investments (Details) - Other Assets - NAV - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 152	$ 153
Unfunded commitments	59	42
Seed capital
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	7	3
Unfunded commitments	$ 0	0
Fair value, investments, entities that calculate net asset value per share, liquidating investment, remaining period	7 days
Private equitiy investments (SBICs)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 137	143
Unfunded commitments	$ 59	$ 42
Fair value, investments, entities that calculate net asset value per share, liquidating investment, remaining period	10 years	10 years
Other
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 8	$ 7
Unfunded commitments	$ 0	$ 0